Organization and Principal Activities - Summary of Assets and Liabilities of VIE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 356,115	$ 54,577	¥ 431,459	$ 66,124	¥ 576,562	¥ 208,161
Restricted cash	115	18	115
Short-term investments	80,000	12,261
Amounts due from related parities			521
Total current assets	530,229	81,261	653,599
Non-current assets:
Property and equipment, net	73,522	11,268	106,235
Intangible assets, net	9,519	1,459	8,810
Long-term investments	168,526	25,828	168,637
Other non-current assets	5,631	863	2,642
Total non-current assets	257,198	39,418	286,324
Total assets	787,427	120,679	939,923
Current liabilities:
Accounts payable	16,592	2,543	19,996
Deferred revenue and customer deposits	71,141	10,903	39,638
Accrued liabilities and other current liabilities	109,136	16,725	96,277
Amounts due to related parties			56
Total current liabilities	460,139	70,519	193,890
Non-current liabilities:
Other non-current liabilities			64
Total non-current liabilities	6,049	927	238,245
Total liabilities	466,188	71,446	432,135
VIE
Current assets:
Cash and cash equivalents	115,713	17,734	211,314
Restricted cash	115	18	115
Short-term investments	50,000	7,663
Accounts and notes receivable	44,539	6,826	133,745
Prepayments and other current assets	27,915	4,278	73,789
Amounts due from the Company and its subsidiaries	58,291	8,933	51,656
Amounts due from related parities			521
Total current assets	296,573	45,452	471,140
Non-current assets:
Property and equipment, net	45,928	7,039	57,390
Intangible assets, net	9,491	1,455	8,728
Long-term investments	113,408	17,381	108,408
Other non-current assets	4,719	723	1,925
Total non-current assets	173,546	26,598	176,451
Total assets	470,119	72,049	647,591
Current liabilities:
Accounts payable	16,564	2,539	19,974
Deferred revenue and customer deposits	104,681	16,043	73,820
Accrued liabilities and other current liabilities	66,772	10,233	72,580
Amounts due to the Company and its subsidiaries	224,124	34,349	185,263
Amounts due to related parties	0		56
Total current liabilities	412,141	63,164	351,693
Non-current liabilities:
Deferred Revenue	561	86
Amounts due to the Company and its subsidiaries	297,000	45,517	377,000
Other non-current liabilities	0		64
Total non-current liabilities	297,561	45,603	377,064
Total liabilities	¥ 709,702	$ 108,767	¥ 728,757